NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
NET LOSS PER SHARE
NET LOSS PER SHARE

14. NET LOSS PER SHARE

Basic and diluted net loss per share for each of the periods presented are calculated as follows:

	Year Ended December 31,
	2024	2023	2022
Numerator:
Net loss attributable to continuing operations	$(49,696)	$(82,217)	$(141,203)
Net gain (loss) attributable to discontinued operations	27,466	(125,512)	(229,850)
Net loss	$(22,230)	$(207,729)	$(371,053)
Denominator:
Denominator for basic and diluted gain (loss) per share calculation- weighted average number of common shares outstanding	186,728,372	191,423,850	189,787,292

Net loss per share from continuing operations - basic and diluted	$(0.27)	$(0.43)	$(0.74)
Net gain (loss) per share from discontinued operations - basic and diluted	$0.15	$(0.66)	$(1.22)
Net loss per share - basic and diluted	$(0.12)	$(1.09)	$(1.96)

The Group uses loss from continuing operations as the “control number” or benchmark to determine whether potential common shares are dilutive or anti-dilutive for purposes of reporting loss per share for discontinued operations. The control number concept requires that the same number of potentially dilutive securities applied in computing diluted earnings per share from continuing operations be applied to all other categories of income or loss, regardless of their anti-dilutive effect on such categories. The effects of all outstanding RSUs and stock options have been excluded from the computation of diluted loss per share for the years ended December 31, 2024, 2023 and 2022 as their effects would be anti-dilutive to the control number. The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	Year Ended December 31,
	2024	2023	2022
RSUs	5,377,416	1,543,009	484,395
Stock options	1,314,656	617,707	2,939,322